Supplemental information (Details 3) - 12 months ended Dec. 31, 2018		CAD ($)	USD ($)	Awards	mmbtu_d	$ / CallPrice_mmbtu	€ / CallPrice_mmbtu	$ / CallPrice_mmbtu
Derivative, contract period		Nov 2018 - Mar 2019	Nov 2018 - Mar 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call						0		4.00
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				5,000
Derivative,weighted average swap | $ / CallPrice_mmbtu						(1.46)
European Gas NBP [Member] | Purchased call options [member]
Derivative, contract period		Oct 2018 - Mar 2019	Oct 2018 - Mar 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume | mmbtu_d					0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				12,327
Derivative,weighted average sold call | € / CallPrice_mmbtu							6.28
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
Swap Contract One [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		CAD	CAD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				1,350
Derivative,weighted average swap | $ / CallPrice_mmbtu						91.76
Swap Contract One [Member] | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		CAD	CAD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				1,050
Derivative,weighted average swap | $ / CallPrice_mmbtu						81.41
Swap Contract One [Member] | North American Gas AECO [Member]
Derivative, contract period		Dec 2018 - Mar 2019	Dec 2018 - Mar 2019
Description of presentation currency		CAD	CAD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				2,500
Derivative,weighted average swap | $ / CallPrice_mmbtu						2.41
Swap Contract One [Member] | North American Gas AECO basis [Member]
Derivative, contract period		Jan 2019 - Jun 2020	Jan 2019 - Jun 2020
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				2,500
Derivative,weighted average swap | $ / CallPrice_mmbtu						(0.93)
Swap Contract One [Member] | North American Gas NYMEX HH [Member]
Derivative, contract period		Jan 2019 - Mar 2019	Jan 2019 - Mar 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				5,000
Derivative,weighted average swap | $ / CallPrice_mmbtu						4.00
Swap Contract One [Member] | European Gas NBP [Member]
Derivative, contract period		Oct 2018 - Mar 2019	Oct 2018 - Mar 2019
Description of presentation currency		EUR	EUR
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				4,913
Derivative,weighted average swap | $ / CallPrice_mmbtu						7.92
Swap Contract One [Member] | European Gas TTF [Member]
Derivative, contract period		Oct 2017 - Dec 2019	Oct 2017 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				7,370
Derivative,weighted average swap | $ / CallPrice_mmbtu						4.87
Swap Contract One [Member] | European Gas cross currency interest rate [Member]
Derivative interest maturity period		Jan 2019	Jan 2019
Proceeds from sales or maturity of financial instruments, classified as investing activities | $			$ 1,018,563,000
London Interbank Offered Rate		1.70%	1.70%
Purchase of financial instruments, classified as investing activities | $		$ 1,354,900,000
Canadian Dollar Offered Rate		1.02%	1.02%
Swap Contract One [Member] | North American Gas Chicago NGI [Member]
Derivative, contract period		Dec 2018 - Mar 2019	Dec 2018 - Mar 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				5,000
Derivative,weighted average swap | $ / CallPrice_mmbtu						4.40
Swap Contract One [Member] | North American Gas Socal Border [Member]
Derivative, contract period	[1]	Jan 2019	Jan 2019
Description of presentation currency	[1]	USD	USD
Derivative, bought put volume	[1]			0
Derivative,weighted average bought put | $ / CallPrice_mmbtu	[1]					0
Derivative, sold call volume	[1]			0
Derivative,weighted average sold call | $ / CallPrice_mmbtu	[1]					0
Derivative, sold put volume	[1]			0
Derivative,weighted average sold put | $ / CallPrice_mmbtu	[1]					0
Derivative, swap volume	[1]			10,000
Derivative,weighted average swap | $ / CallPrice_mmbtu	[1]					5.50
3 Way Collar One | Crude oil dated brent [Member]
Derivative, contract period		Sep 2018 - Jun 2019	Sep 2018 - Jun 2019
Description of presentation currency		CAD	CAD
Derivative, bought put volume				2,500
Derivative,weighted average bought put | $ / CallPrice_mmbtu						91.20
Derivative, sold call volume				2,500
Derivative,weighted average sold call | $ / CallPrice_mmbtu						98.63
Derivative, sold put volume				2,500
Derivative,weighted average sold put | $ / CallPrice_mmbtu						76.00
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar One | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				250
Derivative,weighted average bought put | $ / CallPrice_mmbtu						70.00
Derivative, sold call volume				250
Derivative,weighted average sold call | $ / CallPrice_mmbtu						80.25
Derivative, sold put volume				250
Derivative,weighted average sold put | $ / CallPrice_mmbtu						60.00
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar One | European Gas NBP [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume | mmbtu_d					17,197
Derivative,weighted average bought put | $ / CallPrice_mmbtu						4.97
Derivative, sold call volume				17,197
Derivative,weighted average sold call | € / CallPrice_mmbtu							5.65
Derivative, sold put volume				17,197
Derivative,weighted average sold put | $ / CallPrice_mmbtu						3.79
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar One | European Gas TTF [Member]
Derivative, contract period		Oct 2017 - Dec 2019	Oct 2017 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				7,370
Derivative,weighted average bought put | $ / CallPrice_mmbtu						4.59
Derivative, sold call volume				7,370
Derivative,weighted average sold call | $ / CallPrice_mmbtu						5.42
Derivative, sold put volume				7,370
Derivative,weighted average sold put | $ / CallPrice_mmbtu						2.93
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Two | Crude oil dated brent [Member]
Derivative, contract period		Aug 2018 - Jun 2019	Aug 2018 - Jun 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				500
Derivative,weighted average bought put | $ / CallPrice_mmbtu						66.92
Derivative, sold call volume				500
Derivative,weighted average sold call | $ / CallPrice_mmbtu						80.00
Derivative, sold put volume				500
Derivative,weighted average sold put | $ / CallPrice_mmbtu						55.00
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Two | European Gas NBP [Member]
Derivative, contract period		Jan 2019 - Dec 2020	Jan 2019 - Dec 2020
Description of presentation currency		EUR	EUR
Derivative, bought put volume | mmbtu_d					7,370
Derivative,weighted average bought put | $ / CallPrice_mmbtu						4.96
Derivative, sold call volume				7,370
Derivative,weighted average sold call | € / CallPrice_mmbtu							5.76
Derivative, sold put volume				7,370
Derivative,weighted average sold put | $ / CallPrice_mmbtu						3.74
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Two | European Gas TTF [Member]
Derivative, contract period		Jan 2018 - Dec 2019	Jan 2018 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				3,685
Derivative,weighted average bought put | $ / CallPrice_mmbtu						4.74
Derivative, sold call volume				3,685
Derivative,weighted average sold call | $ / CallPrice_mmbtu						5.52
Derivative, sold put volume				3,685
Derivative,weighted average sold put | $ / CallPrice_mmbtu						3.13
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Three | Crude oil dated brent [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				500
Derivative,weighted average bought put | $ / CallPrice_mmbtu						70.00
Derivative, sold call volume				500
Derivative,weighted average sold call | $ / CallPrice_mmbtu						80.00
Derivative, sold put volume				500
Derivative,weighted average sold put | $ / CallPrice_mmbtu						60.00
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Three | European Gas NBP [Member]
Derivative, contract period		Jan 2020 - Dec 2020	Jan 2020 - Dec 2020
Description of presentation currency		EUR	EUR
Derivative, bought put volume | mmbtu_d					19,654
Derivative,weighted average bought put | $ / CallPrice_mmbtu						5.10
Derivative, sold call volume				19,654
Derivative,weighted average sold call | € / CallPrice_mmbtu							5.92
Derivative, sold put volume				19,654
Derivative,weighted average sold put | $ / CallPrice_mmbtu						4.01
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Three | European Gas TTF [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				12,284
Derivative,weighted average bought put | $ / CallPrice_mmbtu						5.05
Derivative, sold call volume				12,284
Derivative,weighted average sold call | $ / CallPrice_mmbtu						5.72
Derivative, sold put volume				12,284
Derivative,weighted average sold put | $ / CallPrice_mmbtu						3.69
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
3 Way Collar Four | European Gas TTF [Member]
Derivative, contract period		Jan 2020 - Dec 2020	Jan 2020 - Dec 2020
Description of presentation currency		EUR	EUR
Derivative, bought put volume				7,370
Derivative,weighted average bought put | $ / CallPrice_mmbtu						5.37
Derivative, sold call volume				7,370
Derivative,weighted average sold call | $ / CallPrice_mmbtu						6.25
Derivative, sold put volume				7,370
Derivative,weighted average sold put | $ / CallPrice_mmbtu						3.81
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
Collar One [Member] | European Gas NBP [Member]
Derivative, contract period		Oct 2018 - Mar 2019	Oct 2018 - Mar 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume | mmbtu_d					3,685
Derivative,weighted average bought put | $ / CallPrice_mmbtu						6.40
Derivative, sold call volume				2,457
Derivative,weighted average sold call | € / CallPrice_mmbtu							7.62
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
Collar One [Member] | European Gas NBP basis [Member]
Derivative, contract period		Jan 2019 - Sep 2020	Jan 2019 - Sep 2020
Description of presentation currency		USD	USD
Derivative, bought put volume				7,500
Derivative,weighted average bought put | $ / CallPrice_mmbtu						2.07
Derivative, sold call volume				7,500
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				0
Derivative,weighted average swap | $ / CallPrice_mmbtu						0
Swap Contract Two [Member] | Crude oil dated brent [Member]
Derivative, contract period		Apr 2018 - Mar 2019	Apr 2018 - Mar 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				750
Derivative,weighted average swap | $ / CallPrice_mmbtu						61.33
Swap Contract Two [Member] | Crude oil west texas intermediate [Member]
Derivative, contract period		Apr 2018 - Mar 2019	Apr 2018 - Mar 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				250
Derivative,weighted average swap | $ / CallPrice_mmbtu						54.00
Swap Contract Two [Member] | European Gas TTF [Member]
Derivative, contract period		Jan 2018 - Dec 2019	Jan 2018 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				1,228
Derivative,weighted average swap | $ / CallPrice_mmbtu						5.00
Swap Contract Two [Member] | North American Gas Socal Border [Member]
Derivative, contract period	[1]	Feb 2019	Feb 2019
Description of presentation currency	[1]	USD	USD
Derivative, bought put volume	[1]			0
Derivative,weighted average bought put | $ / CallPrice_mmbtu	[1]					0
Derivative, sold call volume	[1]			0
Derivative,weighted average sold call | $ / CallPrice_mmbtu	[1]					0
Derivative, sold put volume	[1]			0
Derivative,weighted average sold put | $ / CallPrice_mmbtu	[1]					0
Derivative, swap volume	[1]			10,000
Derivative,weighted average swap | $ / CallPrice_mmbtu	[1]					4.39
Swap Contract Three [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jul 2018 - Jun 2019	Jul 2018 - Jun 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				1,500
Derivative,weighted average swap | $ / CallPrice_mmbtu						68.52
Swap Contract Three [Member] | European Gas TTF [Member]
Derivative, contract period		Jul 2018 - Dec 2019	Jul 2018 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				4,913
Derivative,weighted average swap | $ / CallPrice_mmbtu						4.98
Swap Contract Three [Member] | North American Gas Socal Border [Member]
Derivative, contract period	[1]	Mar 2019	Mar 2019
Description of presentation currency	[1]	USD	USD
Derivative, bought put volume	[1]			0
Derivative,weighted average bought put | $ / CallPrice_mmbtu	[1]					0
Derivative, sold call volume	[1]			0
Derivative,weighted average sold call | $ / CallPrice_mmbtu	[1]					0
Derivative, sold put volume	[1]			0
Derivative,weighted average sold put | $ / CallPrice_mmbtu	[1]					0
Derivative, swap volume	[1]			10,000
Derivative,weighted average swap | $ / CallPrice_mmbtu	[1]					3.36
Swaption Contract One [Member] | European Gas NBP [Member]
Derivative, contract period		Jul 2019 - Jun 2021	Jul 2019 - Jun 2021
Derivative, exercise date	[2]	Jun. 28, 2019	Jun. 28, 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume | mmbtu_d					0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | € / CallPrice_mmbtu							0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				9,827
Derivative,weighted average swap | $ / CallPrice_mmbtu						5.64
Swaption Contract One [Member] | European Gas TTF [Member]
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Swaption Contract Two [Member] | European Gas NBP [Member]
Derivative, contract period		Oct 2019 - Mar 2020	Oct 2019 - Mar 2020
Derivative, exercise date	[2]	Jun. 28, 2019	Jun. 28, 2019
Description of presentation currency		EUR	EUR
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				7,370
Derivative,weighted average swap | $ / CallPrice_mmbtu						5.86
Swaption Contract Two [Member] | European Gas TTF [Member]
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Swap Contract Four [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		USD	USD
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				2,250
Derivative,weighted average swap | $ / CallPrice_mmbtu						73.17
Swap Contract Four [Member] | European Gas TTF [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume				0
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative,weighted average sold call | $ / CallPrice_mmbtu						0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				2,457
Derivative,weighted average swap | $ / CallPrice_mmbtu						4.92
Swaption Contract Three [Member] | European Gas NBP [Member]
Derivative, contract period		Oct 2020 - Mar 2021	Oct 2020 - Mar 2021
Derivative, exercise date	[2]	Jun. 28, 2019	Jun. 28, 2019
Description of presentation currency		EUR	EUR
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				7,370
Derivative,weighted average swap | $ / CallPrice_mmbtu						5.86
Swaption Contract Four [Member] | European Gas NBP [Member]
Derivative, contract period		Oct 2021 - Mar 2022	Oct 2021 - Mar 2022
Derivative, exercise date	[2]	Jun. 28, 2019	Jun. 28, 2019
Description of presentation currency		EUR	EUR
Derivative,weighted average bought put | $ / CallPrice_mmbtu						0
Derivative, sold call volume				0
Derivative, sold put volume				0
Derivative,weighted average sold put | $ / CallPrice_mmbtu						0
Derivative, swap volume				7,370
Derivative,weighted average swap | $ / CallPrice_mmbtu						5.86

[1]	These swaps hedge a physical sales agreement to sell Alberta natural gas production at SOCAL Border pricing less a fixed differential.
[2]	The sold swaption instrument allows the counterparty, at the specified date, to enter into a swap with Vermilion at the above detailed terms.